Intangible assets, net and goodwill	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Intangible assets, net and goodwill

11. Intangible assets, net and goodwill

a) An analysis of intangible assets at December 31, 2015, 2016 and 2017 is as follows:

	For the year ended December 31, 2015
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries		Balance at end of year
Licenses and rights of use	Ps.	174,795,094	Ps.	19,507,462	Ps.	448,364	Ps.	1,109,172	Ps.	—	Ps.	(20,564,317)	Ps.	175,295,775
Accumulated amortization		(91,231,249)		—		—		(25,976)		(7,419,551)		13,830,252		(84,846,524)

Net		83,563,845		19,507,462		448,364		1,083,196		(7,419,551)		(6,734,065)		90,449,251

Trademarks		22,274,991		—		252,728		207,251		—		89,043		22,824,013
Accumulated amortization		(10,829,402)		—		—		—		(936,606)		242,301		(11,523,707)

Net		11,445,589		—		252,728		207,251		(936,606)		331,344		11,300,306

Customer relationships		15,306,167		—		949,915		791,548		—		1,346,777		18,394,407
Accumulated amortization		(485,951)		—		—		—		(3,452,760)		(24,164)		(3,962,875)

Net		14,820,216		—		949,915		791,548		(3,452,760)		1,322,613		14,431,532

Software licenses		7,297,177		2,245,027		42,760		(307,955)		—		(494,241)		8,782,768
Accumulated amortization		(1,510,514)		—		—		1,434,129		(2,921,767)		573,554		(2,424,598)

Net		5,786,663		2,245,027		42,760		1,126,174		(2,921,767)		79,313		6,358,170

Content rights		1,862,030		768,888		—		—		—		3,609		2,634,527
Accumulated amortization		(158,555)		—		—		—		(270,191)		—		(428,746)

Net		1,703,475		768,888		—		—		(270,191)		3,609		2,205,781

Total of intangibles, net	Ps.	117,319,788	Ps.	22,521,377	Ps.	1,693,767	Ps.	3,208,169	Ps.	(15,000,875)	Ps.	(4,997,186)	Ps.	124,745,040

Goodwill (Note 12)	Ps.	140,903,391	Ps.	220,124	Ps.	711,723	Ps.	—	Ps.	—	Ps.	(4,721,522)	Ps.	137,113,716

	For the year ended December 31, 2016
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries		Balance at end of year
Licenses and rights of use	Ps.	175,295,775	Ps.	9,129,949	Ps.	360,144	Ps.	1,269,478	Ps.	—	Ps.	56,684,016	Ps.	242,739,362
Accumulated amortization		(84,846,524)		—		—		—		(10,255,271)		(31,606,303)		(126,708,098)

Net		90,449,251		9,129,949		360,144		1,269,478		(10,255,271)		25,077,713		116,031,264

Trademarks		22,824,013		—		101,655		(13,820)		—		4,877,302		27,789,150
Accumulated amortization		(11,523,707)		—		—		—		(330,576)		(3,367,974)		(15,222,257)

Net		11,300,306		—		101,655		(13,820)		(330,576)		1,509,328		12,566,893

Customer relationships		18,394,407		—		1,904,503		—		—		5,946,598		26,245,508
Accumulated amortization		(3,962,875)		—		—		—		(3,231,518)		(5,240,681)		(12,435,074)

Net		14,431,532		—		1,904,503		—		(3,231,518)		705,917		13,810,434

Software licenses		8,782,768		3,854,066		26,871		(829,680)		—		1,040,771		12,874,796
Accumulated amortization		(2,424,598)		(41,185)		(8,367)		829,680		(3,469,461)		(9,809)		(5,123,740)

Net		6,358,170		3,812,881		18,504		—		(3,469,461)		1,030,962		7,751,056

Content rights		2,634,527		2,242,556		—		(217,057)		—		216,272		4,876,298
Accumulated amortization		(428,746)		—		—		(1,612)		(2,236,141)		—		(2,666,499)

Net		2,205,781		2,242,556		—		(218,669)		(2,236,141)		216,272		2,209,799

Total of intangibles, net	Ps.	124,745,040	Ps.	15,185,386	Ps.	2,384,806	Ps.	1,036,989	Ps.	(19,522,967)	Ps.	28,540,192	Ps.	152,369,446

Goodwill (Note 12)	Ps.	137,113,716	Ps.	—	Ps.	3,953,023	Ps.	(356,832)	Ps.	—	Ps.	11,922,728	Ps.	152,632,635

	For the year ended December 31, 2017
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries		Balance at end of year
Licenses and rights of use	Ps.	242,739,362	Ps.	12,347,051	Ps.	53,923	Ps.	(1,037,458)	Ps.	—	Ps.	(6,689,054)	Ps.	247,413,824
Accumulated amortization		(126,708,098)		—		—		244,564		(11,879,489)		4,233,585		(134,109,438)

Net		116,031,264		12,347,051		53,923		(792,894)		(11,879,489)		(2,455,469)		113,304,386

Trademarks		27,789,150		127,823		82,868		(29,804)		—		809,175		28,779,212
Accumulated amortization		(15,222,257)		—		—		34,464		(3,179,461)		(474,151)		(18,841,405)

Net		12,566,893		127,823		82,868		4,660		(3,179,461)		335,024		9,937,807

Customer relationships		26,245,508		—		512,667		(882,338)		—		1,109,877		26,985,714
Accumulated amortization		(12,435,074)		—		—		882,338		(3,769,777)		(806,982)		(16,129,495)

Net		13,810,434		—		512,667		—		(3,769,777)		302,895		10,856,219

Software licenses		12,874,796		3,351,200		—		(1,698,118)		—		527,720		15,055,598
Accumulated amortization		(5,123,740)		—		—		1,212,669		(3,699,363)		(204,727)		(7,815,161)

Net		7,751,056		3,351,200		—		(485,449)		(3,699,363)		322,993		7,240,437

Content rights		4,876,298		2,099,084		—		(63,137)		—		(194,803)		6,717,442
Accumulated amortization		(2,666,499)		—		—		(195,658)		(1,820,092)		165,584		(4,516,665)

Net		2,209,799		2,099,084		—		(258,795)		(1,820,092)		(29,219)		2,200,777

Total of intangibles, net	Ps.	152,369,446	Ps.	17,925,158	Ps.	649,458	Ps.	(1,532,478)	Ps.	(24,348,182)	Ps.	(1,523,776)	Ps.	143,539,626

Goodwill (Note 12)	Ps.	152,632,635	Ps.	—	Ps.	951,348	Ps.	(134,525)	Ps.	—	Ps.	(1,986,226)	Ps.	151,463,232

b) The aggregate carrying amount of goodwill is allocated as follows:

	December 31,
	2016		2017
Europe (7 countries)	Ps.	52,207,877	Ps.	53,143,542
Brazil (Fixed, wireless and TV)		26,106,623		24,708,740
Puerto Rico		17,463,393		17,463,394
Dominican Republic		14,186,724		14,186,723
Mexico (includes Telmex)		9,936,857		9,852,912
Ecuador		2,155,385		2,155,385
Peru		3,792,950		3,958,110
El Salvador		2,510,596		2,510,577
Chile		2,758,653		2,834,134
Colombia		14,659,892		13,981,033
Other countries		6,853,685		6,668,682

	Ps.	152,632,635	Ps.	151,463,232

c) The following is a description of the major changes in the”Licenses and rights of use” caption during the years ended December 31, 2015, 2016 and 2017:

2015 Acquisitions

i) In October 2015, Radiomóvil Dipsa renewed a license to provide cellular service in the 800 MHz frequency band. The frequency band expires in 2030. The amount paid was Ps. 1,007,410.

ii) In May 2015, Claro Ecuador acquired licenses related to 4G/LTE services. The frequency band expires in 2023. The amount paid was Ps. 2,861,060.

iii) In 2015, Claro Brasil obtained renewals related with the frequency bands of national 700Mhz. Funding for these procedures must be transmitted by operators in four annual installments adjusted by the IGP-ID of Ps. 4,412,730 (R$ 1,001,414) for which the corresponding renewal was performed.

iv) In November 2015, Vipnet located in Croatia acquired 2 x 3 MHz and 2 x 4.8 MHz in the 1.800 MHz spectrum for EUR 18,513. Vipnet already holds 2 x 29.4 MHz in the lower frequency band (below 1 GHz), 2 x 25.0 in the higher frequency band (above 1 GHz) as well as 5.0 MHz TDD spectrum. The amount paid was Ps. 321,915.

v) In November 2015, Vip mobile, the Serbian subsidiary acquired 2 x 5 MHz of the 800 MHz spectrum. The new spectrum will be used by VIP mobile for the LTE rollout and will enhance the high-speed data service in rural areas as well as data usage in connection with smartphones. Vip mobile already holds a 2 x 4.2 MHz in the lower frequency band (below 1 GHz) as well as 2 x 45.0 MHz in the higher frequency band (above 1 GHz). The amount paid was Ps. 1,129,988 (EUR 60,942).

As a part of the business combinations, the Company recognized licenses for an amount of Ps. 448,364. The Company holds licenses provided by the regulatory authorities in those jurisdictions. These licenses are estimated to have a remaining useful life of 10 years.

vi) In 2015, Argentina paid Ps. 5,599,745 (AR$ 3,269,312) for the acquisition of 4G licenses to increase the service throughout the country.

vii) Additionally the Company acquired other licenses in Puerto Rico, Panama and others countries in the amount of Ps. 4,174,614.

2016 Acquisitions

i) In February 2016, the Company´s subsidiary in Paraguay was granted with the use of 30 MHz of spectrum in the 1700/2100 Mhz frequency. The total cost was Ps. 830,719 (US$ 46,000).

ii) In February 2016, the Company through its subsidiary Radiomóvil Dipsa, S.A. de C.V. (Telcel), acquired through an auction a total of 20MHz in the national wide AWS-1 band and 40 MHz in the AWS-3 band. The concession expires in October 2030. The Company paid an amount of Ps. 2,098,060.

iii) In May 2016, Mtel, located in Bulgaria, acquired 2 x 5 MHz in the 1,800-MHz spectrum for Ps. 135,441 (EUR 6,212). During 2016, Telekom Austria paid Ps. 410,713 (EUR 18,837) for the renewals referring to an obligation obtained from concessions granted in previous years.

iv) On May 26, 2016, the Company’s subsidiary in Peru acquired spectrum in a public auction of the 700 MHz band. The frequency band expires in 2036. The cost of the spectrum was Ps. 5,627,316 (PEN$. 1,002,523).

v) In July 2016, Ecuador Telecom acquired a license to operate TV in Ecuador for a period that ends in 2031. The amount paid was Ps. 27,700 (US$ 1,500).

2017 Acquisitions

i) In 2017, Claro Brasil increased its licenses value by Ps. 3,592,034 due to the cleaning process of the 700 MHz national frequency acquired in September 2014.

ii) On February 24, 2017 Radiomóvil Dipsa renewed its 8.4 MHz national license by paying Ps. 917,431, and on July 14, 2017, it acquired 43 concession titles for frequencies of 2.5 GHz in the amount of Ps. 5,305,498.

iii) Additionally in 2017, the Company acquired other licenses in Chile, Europe, Uruguay and others countries in the amount of Ps. 2,532,088.

Amortization of intangibles for the years ended December 31, 2015, 2016 and 2017 amounted to Ps. 15,000,875, Ps. 19,522,968 and Ps. 24,348,182, respectively.

In September 2017, the Company decided to consolidate the brands in Telekom Austria Group. Depending on the respective markets, the Austrian brand “A1” will be rolled out to all the subsidiaries through the third quarter 2019, at the latest, and the local brands are amortized accordingly.

Some of the jurisdictions in which the Company operates can revoke their concessions under certain circumstances such as imminent danger to national security, national economy and natural disasters.